Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP - shares	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ESPP [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards outstanding beginning	31,528
Awards outstanding ending	66,528	31,528
Awards exercisable
ESPP [Member] | July 27, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted		12,212
ESPP [Member] | September 9, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted		18,317
ESPP [Member] | October 25, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted		999
ESOP [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards outstanding beginning	6,660
Awards granted
Awards outstanding ending	6,660	6,660
Awards exercisable
ESOP [Member] | September 9, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted		2,775
ESOP [Member] | October 25, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards granted		5,550
ESOP [Member] | December 9, 2021 [Member]
Share-Based Compensation (Details) - Schedule of grants awarded program ESPP and ESOP [Line Items]
Awards forfeited		(1,665)